RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013
Restatement Of Previously Issued Financial Statements Tables
Restatement
	As of and for the Three			As of and for the Six
	Months ended August 31, 2012			Months ended August 31, 2012
	(unaudited)			(unaudited)
	As previously reported	Restatement adjustments	As restated	As previously reported	Restatement adjustments	As restated
Balance Sheet
Goodwill	$47,484,708	$13,494,475	$60,979,183	$47,484,708	$13,494,475	$60,979,183
Intangible assets, net	40,583,291	2,618,723	43,202,014	40,583,291	2,618,723	43,202,014
Total assets	94,624,813	16,113,198	110,738,011	94,624,813	16,113,198	110,738,011
Deferred income tax liability	-	3,517,652	3,517,652	-	3,517,652	3,517,652
Total liabilities	18,515,584	3,517,652	22,033,236	18,515,584	3,517,652	22,033,236
Accumulated deficit	(82,393,665)	12,595,546	(69,798,119)	(82,393,665)	12,595,546	(69,798,119)
Total stockholders' equity	76,109,229	12,595,546	88,704,775	76,109,229	12,595,546	88,704,775
Total liabilities and stockholders' equity	94,624,813	16,113,198	110,738,011	94,624,813	16,113,198	110,738,011
Statement of Cash Flows
Net loss	(2,299,598)	-	(2,299,598)	(9,860,594)	2,618,723	(7,241,871)
Deferred income tax benefit	-	-	-	-	(2,618,723)	(2,618,723)
Statement of Stockholders' Equity
Accumulated deficit	(82,393,665)	12,595,546	(69,798,119)	(82,393,665)	12,595,546	(69,798,119)
Stockholders' equity	76,109,229	12,595,546	88,704,775	76,109,229	12,595,546	88,704,775
Statement of Operations
Net loss	(2,299,598)	-	(2,299,598)	(9,860,594)	2,618,723	(7,241,871)
Basic and diluted net loss per share	$(0.02)	$-	$(0.02)	$(0.10)	$0.02	$(0.08)

The following tables summarize the corrections by financial statement line item (amounts may not add to totals, due to rounding):

	February 29, 2012
	As previously	Restatement	As
	Reported	Adjustments	restated
Balance Sheet
Goodwill	$47,484,708	$13,494,475	$60,979,183
Total assets	100,592,076	13,494,475	114,086,551
Deferred income tax liability	-	3,517,652	3,517,652
Total liabilities	31,377,176	3,517,652	34,894,829
Accumulated deficit	(72,533,071)	9,976,823	(62,556,249)
Total stockholders' equity	69,214,900	9,976,823	79,191,722
Total liabilities and stockholders' equity	100,592,076	13,494,475	114,086,551
Statement of Cash Flows
Net loss	(32,580,025)	9,976,823	(22,603,202)
Deferred income tax benefits	-	(9,976,823)	(9,976,823)
Statement of Shareholders Equity
Accumulated deficit	(72,533,071)	9,976,823	(62,556,249)
Stockholders' equity	69,214,900	9,976,823	79,191,722
Statement of Operations
Income tax benefit	$-	$9,976,823	$9,976,823
Net loss	(32,580,025)	9,976,823	(22,603,202)
Basic and diluted net loss per share	(0.41)	0.12	(0.28)

	As of and For the Three			As of and For the Six
	Months Ended August 31, 2011			Months Ended August 31, 2011
	(Unaudited)			(Unaudited)
	As previously	Restatement	As	As previously	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Balance Sheet
Goodwill	$47,484,708	$13,494,475	$60,979,183	$47,484,708	$13,494,475	$60,979,183
Total assets	93,630,646	13,494,475	107,125,121	93,630,646	13,494,475	107,125,121
Deferred income tax liability	-	3,517,652	3,517,652	-	3,517,652	3,517,652
Total liabilities	26,998,307	3,517,652	30,515,959	26,998,307	3,517,652	30,515,959
Accumulated deficit	(49,973,217)	9,976,823	(39,996,394)	(49,973,217)	9,976,823	(39,996,394)
Total stockholders' equity	66,632,339	9,976,823	76,609,162	66,632,339	9,976,823	76,609,162
Total liabilities and stockholders' equity	93,630,646	13,494,475	107,125,121	93,630,646	13,494,475	107,125,121
Statement of Cash Flows
Net loss	(6,003,584)	9,976,823	3,973,239	(10,020,170)	9,976,823	(43,347)
Deferred income tax benefit	-	(9,976,823)	(9,976,823)	-	(9,976,823)	(9,976,823)
Statement of Shareholders Equity
Accumulated deficit	(49,973,217)	9,976,823	(39,996,394)	(49,973,217)	9,976,823	(39,996,394)
Stockholders' equity	66,632,339	9,976,823	76,609,162	66,632,339	9,976,823	76,609,162
Statement of Operations
Income tax benefit	-	9,976,823	9,976,823	-	9,976,823	9,976,823
Net loss	(6,003,584)	9,976,823	3,973,239	(10,020,170)	9,976,823	(43,347)
Basic and diluted net loss per share	$(0.08)	$0.14	$0.06	$(0.14)	$0.14	$-

	As of and For the Three			As of and For the Nine
	Months Ended November 30, 2011			Months Ended November 30, 2011
	(Unaudited)			(Unaudited)
	As previously	Restatement	As	As previously	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Balance Sheet
Goodwill	$47,484,708	$13,494,475	$60,979,183	$47,484,708	$13,494,475	$60,979,183
Total assets	108,141,879	13,494,475	121,636,354	108,141,879	13,494,475	121,636,354
Deferred income tax liability	-	3,517,652	3,517,652	-	3,517,652	3,517,652
Total liabilities	29,462,242	3,517,652	32,979,894	29,462,242	3,517,652	32,979,894
Accumulated deficit	(61,351,329)	9,976,823	(51,374,506)	(61,351,329)	9,976,823	(51,374,506)
Total stockholders' equity	78,679,637	9,976,823	88,656,460	78,679,637	9,976,823	88,656,460
Total liabilities and stockholders' equity	108,141,879	13,494,475	121,636,354	108,141,879	13,494,475	121,636,354
Statement of Cash Flows
Net loss	(11,377,289)	-	(11,377,289)	(21,398,282)	9,976,823	(11,421,459)
Deferred income tax benefit	-	-	-	-	(9,976,823)	(9,976,823)
Statement of Shareholders Equity
Accumulated deficit	(61,351,329)	9,976,823	(51,374,506)	(61,351,329)	9,976,823	(51,374,506)
Stockholders' equity	78,679,637	9,976,823	88,656,460	78,679,637	9,976,823	88,656,460
Statement of Operations
Income tax benefit	-	-	-	-	9,976,823	9,976,823
Net loss	(11,377,289)	-	(11,377,289)	(21,398,282)	9,976,823	(11,421,459)
Basic and diluted net loss per share	$(0.13)	$-	$(0.13)	$(0.14)	$0.14	$(0.00)

	As of and For the Three
	Months Ended May 31, 2012
	(Unaudited)
	As previously	Restatement	As
	Reported	Adjustments	Restated
Balance Sheet
Goodwill	$47,484,708	$13,494,475	$60,979,183
Intangible assets, net	41,135,654	2,618,723	43,754,377
Total assets	96,829,482	16,113,198	112,942,680
Deferred income tax liability	-	3,517,652	3,517,652
Total liabilities	29,864,115	3,517,652	33,381,767
Accumulated deficit	(80,094,067)	12,595,546	(67,498,521)
Total stockholders' equity	66,965,367	12,595,546	79,560,913
Total liabilities and stockholders' equity	96,829,482	16,113,198	112,942,680
Statement of Cash Flows
Net loss	(7,560,996)	2,618,723	(4,942,273)
Deferred income tax benefit	-	(2,618,723)	(2,618,723)
Statement of Shareholders Equity
Accumulated deficit	(80,094,067)	12,595,546	(67,498,521)
Stockholders' equity	66,965,367	12,595,546	79,560,913
Statement of Operations
Net loss	(7,560,996)	2,618,723	(4,942,273)
Basic and diluted net loss per share	$(0.08)	$0.03	$(0.05)

	As of and For the Three			As of and For the Six
	Months Ended August 31, 2012			Months Ended August 31, 2012
	(Unaudited)			(Unaudited)
	As previously	Restatement	As	As previously	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Balance Sheet
Goodwill	$47,484,708	$13,494,475	$60,979,183	$47,484,708	$13,494,475	$60,979,183
Intangible assets, net	40,583,291	2,618,723	43,202,014	40,583,291	2,618,723	43,202,014
Total assets	94,624,813	16,113,198	110,738,011	94,624,813	16,113,198	110,738,011
Deferred income tax liability	-	3,517,652	3,517,652	-	3,517,652	3,517,652
Total liabilities	18,515,584	3,517,652	22,033,236	18,515,584	3,517,652	22,033,236
Accumulated deficit	(82,393,665)	12,595,546	(69,798,119)	(82,393,665)	12,595,546	(69,798,119)
Total stockholders' equity	76,109,229	12,595,546	88,704,775	76,109,229	12,595,546	88,704,775
Total liabilities and stockholders' equity	94,624,813	16,113,198	110,738,011	94,624,813	16,113,198	110,738,011
Statement of Cash Flows
Net loss	(2,299,598)	-	(2,299,598)	(9,860,594)	2,618,723	(7,241,871)
Deferred income tax benefit	-	-	-	-	(2,618,723)	(2,618,723)
Statement of Shareholders Equity
Accumulated deficit	(82,393,665)	12,595,546	(69,798,119)	(82,393,665)	12,595,546	(69,798,119)
Stockholders' equity	76,109,229	12,595,546	88,704,775	76,109,229	12,595,546	88,704,775
Statement of Operations
Net loss	(2,299,598)	-	(2,299,598)	(9,860,594)	2,618,723	(7,241,871)
Basic and diluted net loss per share	$(0.02)	$-	$(0.02)	$(0.10)	$0.02	$(0.08)

	As of and For the Three			As of and For the Nine
	Months Ended November 30, 2012			Months Ended November 30, 2012
	(Unaudited)			(Unaudited)
	As previously	Restatement	As	As previously	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Balance Sheet
Goodwill	$47,484,708	$(12,424,525)	$35,060,183	$47,484,708	$(12,424,525)	$35,060,183
Intangible assets, net	30,489,139	(200,000)	30,289,139	30,489,139	(200,000)	30,289,139
Total assets	90,274,094	(12,624,525)	77,649,569	90,274,094	(12,624,525)	77,649,569
Deferred income tax liability	-	3,517,652	3,517,652	-	3,517,652	3,517,652
Total liabilities	9,097,712	3,517,652	12,615,364	9,097,712	3,517,652	12,615,364
Accumulated deficit	(87,362,012)	(16,142,177)	(103,504,189)	(87,362,012)	(16,142,177)	(103,504,189)
Total stockholders' equity	81,176,382	(16,142,177)	65,034,205	81,176,382	(16,142,177)	65,034,205
Total liabilities and stockholders' equity	90,274,094	(12,624,525)	77,649,569	90,274,094	(12,624,525)	77,649,569
Statement of Cash Flows
Net loss	(4,968,347)	(28,737,724)	(33,706,071)	(14,828,941)	(26,119,001)	(40,947,942)
Goodwill impairment	-	25,919,000	25,919,000	-	25,919,000	25,919,000
Impairment of intangible assets	5,849,160	2,818,723	8,667,883	5,849,160	2,818,723	8,667,883
Statement of Shareholders Equity
Accumulated deficit	(87,362,012)	(16,142,177)	(103,504,189)	(87,362,012)	(16,142,177)	(103,504,189)
Stockholders' equity	81,176,382	(16,142,177)	65,034,205	81,176,382	(16,142,177)	65,034,205
Statement of Operations
Goodwill impairment	-	25,919,000	25,919,000	-	25,919,000	25,919,000
Impairment of intangible assets	5,849,160	2,818,723	8,667,884	5,849,160	2,818,723	8,667,884
Income tax benefit	-	-	-	-	2,618,723	2,618,723
Net loss	(4,968,347)	(28,737,724)	(33,706,071)	(14,828,941)	(26,119,001)	(40,947,942)
Basic and diluted net loss per share	$(0.05)	$(0.26)	$(0.31)	$(0.15)	$(0.26)	$(0.41)